INTANGIBLE - Valuation assumptions (Details)	12 Months Ended
Dec. 31, 2024 ha R$ / shares
INTANGIBLE
Nominal rate (percentage)	3.60%
Discount rate, based on WACC (as a percent)	8.91%
Average exchange rate | ha	5,400
Discount rate (post-tax)	8.91%
Discount rate (pre-tax)	12.50%
After-tax discount rate applied to cash flow projections of both cash-generating units is higher than management's estimates	1.00%
Top of range
INTANGIBLE
Discount rate (post-tax)	9.91%
Bottom of range
INTANGIBLE
Discount rate (post-tax)	8.91%
Foreign
INTANGIBLE
Net average pulp price	684,900
Domestic (Brazil)
INTANGIBLE
Net average pulp price	735,500